Debt (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2007
Debt Instrument [Line Items]
Outstanding debt	$ 165,451,000,000	$ 164,557,000,000
Weighted-average interest rate	4.10%	4.40%
Debt Instrument - principal/face amount	$ 32,241,000,000
Debt Issued in Foreign Markets
Debt Instrument [Line Items]
Outstanding debt	43,399,000,000	$ 42,485,000,000
Zero Coupon
Debt Instrument [Line Items]
Debt Instrument - principal/face amount			$ 500,000,000
Debt instrument - redemption amount	$ 592,000,000